STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income
Interest income	$ 8,297	$ 4,073
Other income	60,748	35,525
Total income	69,045	39,598
Share of income from operating limited partnerships	6,416,089	3,170,953
Expenses
Professional fees	243,551	148,554
Partnership management fee	248,919	360,887
General and administrative expenses	122,754	105,035
Operating expenses	615,224	614,476
NET INCOME (LOSS)	5,869,910	2,596,075
Net income (loss) allocated to general partner	58,699	25,961
Net income (loss) allocated to limited partners	$ 5,811,211	$ 2,570,114
Net income (loss) per BAC (in dollars per share)	$ 0.27	$ 0.12
Series Fifteen [Member]
Income
Interest income	$ 831	$ 601
Other income	321	321
Total income	1,152	922
Share of income from operating limited partnerships	465,691	700,342
Expenses
Professional fees	91,209	29,830
Partnership management fee	(34,839)	60,456
General and administrative expenses	23,548	20,017
Operating expenses	79,918	110,303
NET INCOME (LOSS)	386,925	590,961
Net income (loss) allocated to general partner	3,869	5,910
Net income (loss) allocated to limited partners	$ 383,056	$ 585,051
Net income (loss) per BAC (in dollars per share)	$ 0.1	$ 0.15
Series Sixteen [Member]
Income
Interest income	$ 648	$ 503
Other income	401	861
Total income	1,049	1,364
Share of income from operating limited partnerships	243,000	254,999
Expenses
Professional fees	44,634	35,237
Partnership management fee	110,286	192,900
General and administrative expenses	29,565	24,941
Operating expenses	184,485	253,078
NET INCOME (LOSS)	59,564	3,285
Net income (loss) allocated to general partner	596	33
Net income (loss) allocated to limited partners	$ 58,968	$ 3,252
Net income (loss) per BAC (in dollars per share)	$ 0.01	$ 0
Series Seventeen [Member]
Income
Interest income	$ 4,537	$ 789
Other income	20,320	4,080
Total income	24,857	4,869
Share of income from operating limited partnerships	5,692,104	1,138,960
Expenses
Professional fees	35,996	34,927
Partnership management fee	61,150	156,575
General and administrative expenses	26,113	21,632
Operating expenses	123,259	213,134
NET INCOME (LOSS)	5,593,702	930,695
Net income (loss) allocated to general partner	55,937	9,307
Net income (loss) allocated to limited partners	$ 5,537,765	$ 921,388
Net income (loss) per BAC (in dollars per share)	$ 1.11	$ 0.18
Series Eighteen [Member]
Income
Interest income	$ 484	$ 418
Other income	39,558	30,180
Total income	40,042	30,598
Share of income from operating limited partnerships	15,294	571,930
Expenses
Professional fees	43,022	27,332
Partnership management fee	80,498	67,583
General and administrative expenses	21,323	17,977
Operating expenses	144,843	112,892
NET INCOME (LOSS)	(89,507)	489,636
Net income (loss) allocated to general partner	(895)	4,896
Net income (loss) allocated to limited partners	$ (88,612)	$ 484,740
Net income (loss) per BAC (in dollars per share)	$ (0.02)	$ 0.13
Series Nineteen [Member]
Income
Interest income	$ 1,797	$ 1,762
Other income	148	83
Total income	1,945	1,845
Share of income from operating limited partnerships	0	504,722
Expenses
Professional fees	28,690	21,228
Partnership management fee	31,824	(116,627)
General and administrative expenses	22,205	20,468
Operating expenses	82,719	(74,931)
NET INCOME (LOSS)	(80,774)	581,498
Net income (loss) allocated to general partner	(808)	5,815
Net income (loss) allocated to limited partners	$ (79,966)	$ 575,683
Net income (loss) per BAC (in dollars per share)	$ (0.02)	$ 0.14